UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2014

Date of reporting period: May 31, 2014

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Investor Class – SEMPX

Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX

Institutional Class – SEMIX

Semi-Annual Report
May 31, 2014

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/13 – 5/31/14).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Investor Class and the Semper MBS Total Return Fund – Institutional Class, and 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and the Semper Short Duration Fund – Institutional Class, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2014 (Unaudited), Continued

MBS Total Return Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14(1)
Investor Class
Actual	$1,000.00	$1,052.30	$5.12
Hypothetical (5% return	$1,000.00	$1,019.95	$5.04
before expenses)

Institutional Class
Actual	$1,000.00	$1,054.60	$3.84
Hypothetical (5% return	$1,000.00	$1,021.19	$3.78
before expenses)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Investor Class and the Semper MBS Total Return Fund – Institutional Class are 1.00% and 0.75%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/13	5/31/14	12/1/13 – 5/31/14(1)
Investor Class
Actual(2)	$1,000.00	$1,013.00	$5.57
Hypothetical (5% return	$1,000.00	$1,019.40	$5.59
before expenses)(3)

Institutional Class
Actual(2)	$1,000.00	$1,014.20	$4.32
Hypothetical (5% return	$1,000.00	$1,020.64	$4.33
before expenses)(3)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and the Semper Short Duration Fund – Institutional Class are 0.85% and 0.60%, respectively.

(2)	Excluding interest expense on short positions, your actual expenses would be $4.27 and $3.01 for Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense on short positions, your hypothetical expenses would be $4.28 and $3.02 for Investor Class and Institutional Class, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES – 0.1%
	Business Loan Express
$91,770	0.950%, due 6/27/33, Series 2005-1A,
	Class M (a)(d)	$77,661
	Total Asset-Backed Securities (cost $77,661)	77,661

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.1%
	GNMA REMIC Trust
97,665	1.880%, due 3/16/46, Series 2013-46, Class AC (a)	92,921
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $91,073)	92,921

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 18.1%
	Banc of America Commercial Mortgage Trust
570,000	5.545%, due 12/10/42, Series 2004-6,
	Class G (a)(d)	523,637
150,000	5.388%, due 10/10/45, Series 2005-5,
	Class G (a)(d)	123,793
660,000	5.775%, due 6/10/49, Series 2007-3, Class AJ (a)	687,370
	Bear Stearns Commercial Mortgage Securities
686,000	5.605%, due 3/11/39, Series 2006-PW11,
	Class D (a)(d)	610,658
1,000,000	5.898%, due 6/11/40, Series 2007-PW16,
	Class AJ (a)	1,039,896
478,000	4.898%, due 6/11/41, Series 2005-PWR8,
	Class D	448,424
510,000	5.611%, due 9/11/41, Series 2006-PW13,
	Class AJ (a)	534,699
	Citigroup Commercial Mortgage Trust
300,000	5.898%, due 12/10/49, Series 2007-C6,
	Class AJ (a)	281,918
	CNL Commercial Mortgage Loan Trust
482,117	0.869%, due 3/23/28, Series 2001-2A, Class A (a)	443,705
177,591	0.750%, due 10/25/28, Series 2002-1A,
	Class A (a)(d)	133,354

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	CNL Commercial Mortgage Loan Trust (Continued)
$330,547	0.652%, due 5/15/31, Series 2003-1A,
	Class A1 (a)(d)	$300,074
	Credit Suisse First Boston Mortgage Securities
1,000,000	5.792%, due 1/15/37, Series 2004-C1,
	Class H (a)(d)	958,908
350,000	5.786%, due 11/15/37, Series 2004-C5,
	Class H (a)(d)	280,175
980,000	5.441%, due 8/17/38, Series 2005-C4,
	Class E (a)(d)	914,138
	GE Commercial Mortgage Corporation Trust
500,000	5.489%, due 11/10/45, Series 2005-C4, Class AJ (a)	508,389
255,000	5.606%, due 12/10/49, Series 2007-C1,
	Class AM (a)	270,273
	Invitation Homes Trust
100,000	2.400%, due 12/17/30, Series 2013-SFR1,
	Class D (a)(d)	99,020
910,000	1.651%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(d)	913,914
	JP Morgan Chase Commercial
	Mortgage Securities Trust
620,000	5.144%, due 9/12/37, Series 2005-CB12,
	Class B (a)	618,813
100,000	6.057%, due 4/15/45, Series 2006-LDP7,
	Class B (a)	85,750
435,000	6.218%, due 2/15/51, Series 2007-LDP12,
	Class B (a)	380,148
	Lehman Brothers Small Balance Commercial
	Mortgage Pass-Through Certificates
597,654	1.100%, due 2/25/30, Series 2005-1A,
	Class B (a)(d)	493,064
	ML-CFC Commercial Mortgage Trust
190,000	6.073%, due 6/12/46, Series 2006-2, Class B (a)(d)	179,309
	Morgan Stanley Capital I Trust
660,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(d)	406,652
380,000	5.587%, due 2/12/44, Series 2007-HQ11,
	Class D (a)	343,435

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Wachovia Bank Commercial Mortgage Trust
$150,000	5.430%, due 7/15/42, Series 2005-C20,
	Class E (a)(d)	$140,878
400,000	5.545%, due 12/15/44, Series 2005-C22,
	Class B (a)	391,214
220,000	5.368%, due 11/15/48, Series 2006-C29,
	Class AJ (a)	213,354
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $12,118,659)	12,324,962

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 0.7%
	FHLMC Structured Pass Through Securities
186,994	0.430%, due 9/25/31, Series T-35, Class A (a)	174,952
	FNMA REMIC Trust
232,143	2.000%, due 10/25/40, Series 2013-53	225,378
	GNMA II Pool
91,617	2.518%, due 9/20/63, #899223 (a)	100,640
	Total Residential Mortgage-Backed Securities –
	Agency (cost $478,264)	500,970

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 63.1%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1, Class AF5 (a)	590,544
	Accredited Mortgage Loan Trust
486,931	4.330%, due 6/25/33, Series 2003-1, Class A-1 (a)	438,222
	Adjustable Rate Mortgage Trust
49,633	2.737%, due 8/25/35, Series 2005-4, Class 3A1 (a)	43,841
	AFC Home Equity Loan Trust
153,173	1.080%, due 11/25/28, Series 1998-4, Class 2A2 (a)	136,069
	American Home Mortgage Investment Trust
127,590	5.064%, due 9/25/35, Series 2005-2,
	Class 5A1 (a)(d)	131,130
356,222	6.100%, due 1/25/37, Series 2007-A, Class 13A1 (a)	234,130
259,448	1.899%, due 4/25/44, Series 2004-1, Class 3A (a)	256,072
	Asset Backed Funding Certificates
116,485	2.250%, due 2/25/32, Series 2002-WF2, Class M2 (a)	112,467

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Banc of America Alternative Loan Trust
$158,409	6.000%, due 3/25/34, Series 2004-2, Class 1A1	$163,034
	Banc of America Funding Corporation
82,273	2.700%, due 12/20/34, Series 2004-B, Class 1A1 (a)	68,938
189,862	2.700%, due 12/20/34, Series 2004-B, Class 1A2 (a)	159,087
114,258	0.399%, due 5/20/35, Series 2005-C, Class A2 (a)	99,518
1,684,867	0.600%, due 7/25/37, Series 2008-R4,
	Class 1A4 (a)(d)	1,224,861
244,010	45.165%, due 7/25/47, Series 2007-5,
	Class 7A2 (a)(IO)	388,417
	Bayview Financial Asset Trust
869,560	0.600%, due 3/25/37, Series 2007-SR1A,
	Class A (a)(d)	753,566
434,780	1.050%, due 3/25/37, Series 2007-SR1A,
	Class M2 (a)(d)	360,867
	Bear Stearns Adjustable Rate Mortgage Trust
101,966	2.637%, due 10/25/34, Series 2004-7, Class 1A1 (a)	92,172
	Bear Stearns Asset Backed Securities Trust
14,977,961	0.518%, due 9/25/35, Series 2005-SD4, Class 1X (a)	417,959
	Bella Vista Mortgage Trust
322,308	0.688%, due 2/22/35, Series 2005-1, Class 2A (a)	281,034
	Carrington Mortgage Loan Trust
129,609	0.250%, due 6/25/37, Series 2007-HE1, Class A1 (a)	128,377
	CDC Mortgage Capital Trust
401,830	0.770%, due 1/25/33, Series 2002-HE1, Class A (a)	385,195
202,386	2.625%, due 3/25/34, Series 2003-HE4, Class M2 (a)	188,444
	Chase Funding Mortgage Loan
	Asset-Backed Certificates
228,195	6.333%, due 4/25/32, Series 2002-2, Class 1A5 (a)	233,671
357,187	5.159%, due 11/25/32, Series 2003-4, Class 1M1	331,768
	Chase Mortgage Finance Company
156,134	5.000%, due 11/25/33, Series 2003-S13, Class A16	161,592
	Cit Group Home Equity Loan Trust
533,019	6.710%, due 2/25/33, Series 2002-1, Class AF5 (a)	534,095
	Citigroup Mortgage Loan Trust, Inc.
550,333	6.000%, due 7/25/34, Series 2004-NCM1, Class 2A2	570,853
623,374	2.717%, due 11/25/35, Series 2005-8, Class 1A2A (a)	512,905
275,236	6.333%, due 1/25/37, Series 2007-OPX1,
	Class A4B (a)	170,523

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Citimortgage Alternative Loan Trust
$303,865	6.000%, due 10/25/36, Series 2006-A5, Class 3A1	$246,318
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E, Class B1 (a)	374,733
	Countrywide Alternative Loan Trust
422,465	5.500%, due 12/25/35, Series 2005-57CB, Class 3A3	363,485
337,891	6.000%, due 2/25/37, Series 2006-45T1, Class 1A15	263,281
	Countrywide Asset-Backed Certificates
14,709	4.456%, due 10/25/35, Series 2005-4, Class AF3 (a)	14,777
	Countrywide Home Equity Loan Trust
398,883	0.371%, due 12/15/29, Series 2004-G, Class 2A (a)	356,001
	Countrywide Home Loans
279,613	5.000%, due 6/25/18, Series 2003-15, Class 2A1	286,116
122,556	5.500%, due 10/25/34, Series 2004-19, Class A15	114,225
94,601	0.570%, due 11/25/34, Series 2004-R2,
	Class 1AF1 (a)(d)	83,825
98,509	18.425%, due 1/25/36, Series 2005-30, Class A2 (a)	114,816
196,982	2.532%, due 4/20/36, Series 2006-HYB2,
	Class 3A1 (a)	162,387
168,834	6.000%, due 12/25/36, Series 2008-2R, Class A1	161,432
	Credit Suisse First Boston Mortgage Securities Corp.
563,228	7.500%, due 5/25/32, Series 2002-10, Class 1M2 (a)	537,908
	Credit Suisse Mortgage Trust
494,771	5.000%, due 4/25/29, Series 2007-5, Class 9A2	488,910
200,000	5.000%, due 11/25/35, Series 2006-CF1,
	Class B2 (a)(d)	181,647
276,945	5.750%, due 12/26/35, Series 2005-1R,
	Class 2A5 (d)	249,955
103,346	6.500%, due 7/26/36, Series 2007-5R, Class A5	61,271
269,167	5.746%, due 10/26/36, Series 2007-4R,
	Class 1A1 (a)(d)	201,643
	CS First Boston Commercial Mortgage Trust
87,927	7.500%, due 6/25/20, Series 1997-2, Class A (d)	88,469
105,094	5.500%, due 2/25/35, Series 2005-1, Class 2A6	103,536
212,234	7.000%, due 9/25/35, Series 2005-8, Class 7A1	147,560
	CSAB Mortgage Backed Trust
115,847	5.898%, due 5/25/37, Series 2007-1, Class 1A1A (a)	64,496
	Delta Funding Home Equity Loan Trust
707,680	8.590%, due 5/15/30, Series 2000-1, Class M2 (a)	710,850

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Deutsche Alt-A Securities, Inc.
$135,318	5.250%, due 6/25/35, Series 2005-3, Class 4A5	$133,857
206,489	5.500%, due 12/25/35, Series 2005-6, Class 1A3	178,421
	Encore Credit Receivables Trust
210,000	0.640%, due 10/25/35, Series 2005-3, Class M2 (a)	201,349
	Equity One ABS, Inc.
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1	81,219
	First Franklin Mortgage Loan Asset Backed Certificates
766,476	0.770%, due 11/25/31, Series 2001-FF2, Class A1 (a)	693,715
	First Horizon Mortgage Pass-Through Trust
201,158	6.000%, due 8/25/36, Series 2006-2, Class 1A7	195,784
	GS Mortgage Securities Corp.
108,391	7.500%, due 9/25/36, Series 2008-2R,
	Class 1A1 (a)(d)	91,020
669,519	7.500%, due 10/25/36, Series 2008-2R,
	Class 2A1 (a)(d)	561,950
742,131	0.600%, due 12/26/36, Series 2009-4R,
	Class 2A4 (a)(d)	693,449
	GS Mortgage Securities Trust
311,701	0.849%, due 3/20/23, Series 2000-1A,
	Class A (a)(d)	271,180
	GSMPS Mortgage Loan Trust
231,173	7.656%, due 5/19/27, Series 1998-2, Class A (a)(d)	235,179
27,284	8.500%, due 1/25/35, Series 2005-RP1,
	Class 1A4 (d)	28,571
117,288	8.000%, due 1/25/36, Series 2006-RP1,
	Class 1A3 (d)	122,665
55,624	8.500%, due 1/25/36, Series 2006-RP1,
	Class 1A4 (d)	59,318
	GSR Mortgage Loan Trust
253,277	7.500%, due 1/25/34, Series 2004-2F, Class 7A2 (a)	44,569
167,766	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	152,491
412,449	6.250%, due 8/25/36, Series 2006-7F, Class 3A5	352,758
72,041	3.268%, due 3/25/37, Series 2007-AR1,
	Class 6A1 (a)	69,847
	HarborView Mortgage Loan Trust
255,990	2.686%, due 2/25/36, Series 2006-2, Class 1A (a)	194,348
	Home Equity Asset Trust
200,000	0.580%, due 2/25/36, Series 2005-8, Class M1 (a)	161,745

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Impac CMB Trust
$417,266	5.216%, due 12/25/32, Series 2002-9F, Class A1 (a)	$423,559
155,477	0.990%, due 10/25/33, Series 2003-11, Class 2A1 (a)	157,285
451,515	1.052%, due 10/25/33, Series 2003-8, Class 2A1 (a)	454,381
189,844	0.970%, due 8/25/34, Series 2004-8, Class 3A (a)	176,058
206,896	1.800%, due 10/25/34, Series 2004-5, Class 1M4 (a)	189,169
46,600	0.900%, due 2/25/36, Series 2005-8,
	Class 2M2 (a)	42,087
	Impac Secured Assets Corp.
148,469	1.943%, due 7/25/35, Series 2005-1, Class 1A1 (a)	94,925
	IndyMac INDX Mortgage Loan Trust
128,046	0.950%, due 5/25/34, Series 2004-AR10,
	Class 2A1 (a)	116,089
61,131	2.468%, due 3/25/35, Series 2005-AR1,
	Class 1A1 (a)	59,219
1,902,013	1.377%, due 8/25/35, Series 2005-AR13,
	Class 3A1 (a)	1,449,336
909,548	4.650%, due 12/25/35, Series 2006-R1,
	Class A3 (a)	710,370
290,849	2.730%, due 9/25/36, Series 2006-AR25,
	Class 6A1 (a)	264,489
	Jefferies & Co.
93,533	5.128%, due 7/26/37, Series 2009-R7,
	Class 9A1 (a)(d)	94,296
	JP Morgan Mortgage Trust
84,514	3.073%, due 2/25/35, Series 2005-A1, Class 4A1 (a)	83,076
115,764	5.500%, due 12/27/35, Series 2008-R2,
	Class 2A (d)	100,575
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A,
	Class A3 (d)	407,394
445,000	6.250%, due 9/26/36, Series 2010-RR10A,
	Class A3 (d)	473,325
223,000	6.000%, due 8/26/37, Series 2010-RR15A,
	Class A3 (d)	225,034
	Lehman Mortgage Trust
811,512	5.800%, due 1/25/36, Series 2005-3, Class 2A5	769,008
	Lehman Structured Securities Corp.
164,154	0.000%, due 7/26/24, Series 2002-GE1, Class A (a)	126,399

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	MASTR Adjustable Rate Mortgages Trust
$408,573	0.480%, due 12/25/34, Series 2004-15,
	Class 6A1 (a)	$351,458
33,297	2.521%, due 7/25/35, Series 2005-6, Class 5A1 (a)	28,413
	MASTR Alternative Loan Trust
222,630	4.500%, due 9/25/19, Series 2004-10, Class 1A1	221,111
	MASTR Asset Backed Securities Trust
471,910	1.875%, due 2/25/34, Series 2004-WMC1,
	Class M2 (a)	467,790
	MASTR Asset Securitization Trust
111,491	5.500%, due 7/25/33, Series 2003-6, Class 1A1	115,014
	MASTR Reperforming Loan Trust
113,290	6.000%, due 8/25/34, Series 2005-1, Class 1A1 (d)	116,339
295,351	0.500%, due 5/25/35, Series 2005-2,
	Class 1A1F (a)(d)	253,271
	Merrill Lynch Alternative Note Asset Trust
214,509	6.000%, due 3/25/37, Series 2007-F1, Class 2A6	165,497
364,444	6.000%, due 3/25/37, Series 2007-F1, Class 1A2	239,871
	Merrill Lynch Mortgage Synthetic
1,110,830	0.916%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(d)	1,030,213
	Morgan Stanley Dean Witter Capital I Trust
109,882	1.425%, due 2/25/32, Series 2001-AM1,
	Class M1 (a)	101,336
	Morgan Stanley Mortgage Loan Trust
1,474,770	5.962%, due 6/25/36, Series 2006-7, Class 5A2	888,362
	New Century Alternative Mortgage Loan Trust
121,519	5.697%, due 10/25/36, Series 2006-ALT2,
	Class AF2 (a)	77,186
	Nomura Asset Acceptance Corp.
475,257	6.949%, due 2/19/30, Series 2001-R1A,
	Class A (a)(d)	473,804
	Option One Mortgage Loan Trust
39,872	1.350%, due 1/25/32, Series 2001-4, Class M1 (a)	34,003
	Prime Mortgage Trust
721,394	7.000%, due 7/25/34, Series 2005-5, Class 1A1	708,995
169,660	8.000%, due 7/25/34, Series 2005-5, Class 1A3	168,845
305,559	6.000%, due 5/25/35, Series 2006-DR1,
	Class 2A2 (d)	303,753

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Provident Bank Home Equity Loan Trust
$408,000	1.520%, due 1/25/30, Series 1998-4, Class A9 (a)	$320,331
	RAAC
300,000	0.700%, due 1/25/46, Series 2006-RP4,
	Class M1 (a)	222,961
	RBSGC Mortgage Pass-Through Certificates
492,296	6.000%, due 6/25/37, Series 2008-B,
	Class A1 (d)	458,210
	RBSSP Resecuritization Trust
2,804,030	1.500%, due 7/27/37, Series 2010-4,
	Class 7A1X (d)	42,947
	Residential Asset Mortgage Products, Inc.
226,064	5.910%, due 1/25/32, Series 2002-RS1,
	Class AI5 (a)	223,115
282,206	0.770%, due 6/25/33, Series 2003-RS5,
	Class AIIB (a)	252,725
533,925	5.683%, due 9/25/33, Series 2003-RS8, Class MI1	454,003
	Residential Asset Securities Corp.
1,550,080	7.487%, due 3/25/32, Series 2001-KS1,
	Class AI5 (a)	1,488,200
	Residential Asset Securitization Trust
542,009	5.000%, due 8/25/19, Series 2004-A6, Class A1	538,409
	Residential Funding Mortgage Securities I, Inc.
111,369	5.500%, due 9/25/33, Series 2003-S17, Class A3	112,983
403,298	5.500%, due 9/25/33, Series A-2003-S17, Class A5	419,272
436,150	2.841%, due 8/25/35, Series 2005-SA3,
	Class 1A (a)	349,054
242,077	3.544%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	213,635
	Saxon Asset Securities Trust
906,583	0.691%, due 3/25/35, Series 2004-1, Class A (a)	767,428
	Securitized Asset Backed Receivables LLC Trust
1,020,000	1.200%, due 3/25/35, Series 2005-FR2, Class M3 (a)	712,148
	Security National Mortgage Loan Trust
480,999	0.430%, due 1/25/37, Series 2006-3A,
	Class A1 (a)(d)	448,484
	Structured Adjustable Rate Mortgage Loan Trust
162,352	2.538%, due 3/25/35, Series 2005-4, Class 1A1 (a)	149,035
681,161	2.858%, due 6/25/37, Series 2007-5, Class 2A1 (a)	598,336

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Structured Asset Securities Corp.
$167,342	8.360%, due 12/25/29, Series 2004-SC1,
	Class A (a)(d)	$164,361
614,966	2.536%, due 7/25/32, Series 2002-14A,
	Class 1A1 (a)	592,280
305,081	2.378%, due 7/25/33, Series 2003-24A, Class 5A (a)	300,992
360,268	5.500%, due 2/25/35, Series 2005-1, Class 7A6	339,396
	Terwin Mortgage Trust
322,497	1.550%, due 7/25/34, Series 2004-7HE,
	Class A3 (a)(d)	297,833
460,000	1.500%, due 3/25/35, Series 2005-4HE,
	Class M3 (a)(d)	357,792
	Truman Capital Mortgage Loan Trust
541,000	3.650%, due 3/25/37, Series 2005-1,
	Class M2 (a)(d)	511,879
	Wachovia Mortgage Loan Trust, LLC
174,186	2.787%, due 8/20/35, Series 2005-A, Class 1A1 (a)	152,558
	WAMU Mortgage Pass-Through Certificates
364,966	2.406%, due 10/25/36, Series 2006-AR12,
	Class 1A1 (a)	317,538
218,086	1.959%, due 7/25/42, Series 2002-AR9, Class 2A (a)	203,513
	Washington Mutual MSC Mortgage
	Pass-Through Certificates
190,032	7.500%, due 7/25/34, Series 2004-RA4, Class 3A	200,207
	Wells Fargo Mortgage Backed Securities Trust
204,033	5.000%, due 5/25/20, Series 2005-5, Class 1A1	209,184
161,899	2.615%, due 1/25/35, Series 2004-DD, Class 1A1 (a)	163,138
	WMC Mortgage Loan Pass-Through Certificates
228,520	5.401%, due 10/15/29, Series 1999-A, Class M3 (a)	225,795
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $42,342,503)	43,039,504

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	U.S. GOVERNMENT AGENCIES – 5.3%
	FHLMC TBA
$1,500,000	3.000%, due 6/15/43 (b)	$1,484,532
	FNMA TBA
2,000,000	4.000%, due 6/15/40 (b)	2,120,313
	Total U.S. Government Agencies
	(cost $3,585,898)	3,604,845

	SHORT-TERM INVESTMENTS – 21.0%
14,292,353	First American Government Obligations Fund –
	Class Z, 0.01% (c)	14,292,353
	Total Short-Term Investments (cost $14,292,353)	14,292,353
	Total Investments (cost $72,986,401) – 108.4%	73,933,216
	Liabilities less Other Assets – (8.4)%	(5,722,347)
	TOTAL NET ASSETS – 100.0%	$68,210,869

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2014.
(b)	Security purchased on a when-issued basis. As of May 31, 2014, the total cost of investments purchased on a when-issued basis was $3,585,898 or 5.3% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $17,254,040 or 25.3% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Inverse Interest Only
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited)

Principal
Amount/Shares		Value
	ASSET-BACKED SECURITIES – 6.2%
	Access Group, Inc.
$24,155	0.269%, due 4/25/17, Series 2007-1, Class A2 (a)	$24,073
	Bush Truck Leasing, LLC
54,018	5.000%, due 9/25/18, Series 2011-AA,
	Class C (c)	49,220
	CCG Receivables Trust
1,000,000	2.150%, due 11/15/21, Series 2014-1, Class B (c)	1,007,611
	CPS Auto Receivables Trust
219,459	2.820%, due 4/16/18, Series 2011-1A, Class A (c)	221,912
	Educational Services of America, Inc.
460,343	0.724%, due 2/26/29, Series 2013-1, Class A (a)(c)	460,504
	GE Business Loan Trust
116,682	0.441%, due 5/15/32, Series 2004-1, Class A (a)(c)	112,698
555,555	0.631%, due 12/15/32, Series 2004-2A,
	Class B (a)(c)	530,367
	Nelnet Student Loan Trust
168,305	0.326%, due 12/23/19, Series 2005-2, Class A4 (a)	167,945
145,000	1.946%, due 6/26/34, Series 2008-2, Class A4 (a)	151,904
	SLM Student Loan Trust
45,000	1.229%, due 10/25/21, Series 2008-3, Class A3 (a)	46,079
63,844	1.251%, due 8/15/23, Series 2012-C,
	Class A1 (a)(c)	64,358
100,000	0.000%, due 9/15/32, Series 2003-C, Class A4 (a)	99,000
600,000	0.532%, due 9/15/32, Series 2003-C, Class A3 (a)	594,000
	Small Business Administration
	Participation Certificates
151,967	4.727%, due 2/10/19, Series 2009-P10A, Class 1	162,130
208,804	3.080%, due 9/1/19, Series 2009-10E, Class 1	216,843
400	0.980%, due 9/1/22, Series 2012-10E, Class 1	392
	U.S. Education Loan Trust IV, LLC
41,145	0.636%, due 9/1/22, Series 2007-1A,
	Class 1A3 (a)(c)	41,148
	Total Asset-Backed Securities (cost $3,930,086)	3,950,184

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 17.2%
$	FREMF Mortgage Trust
36,000	4.023%, due 11/25/44, Series 2012-K706,
	Class C (a)(c)	$37,095
	GNMA REMIC TRUST
223,165	2.237%, due 3/16/33, Series 2011-110, Class A	225,170
685,749	1.350%, due 6/16/37, Series 2013-57, Class A	679,385
28,333	6.000%, due 12/20/39, Series 2010-14, Class QP	30,533
688,455	2.500%, due 8/16/41, Series 2014-52, Class CA	688,455
698,939	2.400%, due 11/16/41, Series 2014-40, Class AC (a)	727,314
505,849	1.723%, due 8/16/42, Series 2013-46, Class AB	496,404
1,150,399	1.750%, due 7/16/45, Series 2013-59, Class A	1,124,646
791,009	1.300%, due 2/16/46, Series 2013-68, Class AC	768,543
507,859	1.880%, due 3/16/46, Series 2013-46, Class AC (a)	483,192
1,151,536	1.884%, due 5/16/46, Series 2013-72, Class AC	1,114,799
1,238,387	1.042%, due 7/16/46, Series 2012-123, Class A	1,155,479
509,740	2.426%, due 3/16/48, Series 2013-78, Class AF	500,481
1,267,763	1.838%, due 8/16/51, Series 2013-15, Class AC	1,213,904
1,782,331	1.826%, due 11/16/52, Series 2013-12, Class AB	1,718,978
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $11,182,186)	10,964,378

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 22.5%
	American Homes 4 Rent
400,000	1.600%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	399,539
	Banc of America Commercial Mortgage Trust
190,108	5.591%, due 6/10/49, Series 2007-3,
	Class A3 (a)	189,977
840,000	5.591%, due 6/10/49, Series 2007-3, Class AJ (a)	874,834
	Banc of America Commercial Mortgage, Inc.
45,145	5.171%, due 11/10/42, Series 2005-1, Class A4 (a)	45,498
	Bear Stearns Commercial Mortgage Securities
410,000	5.707%, due 6/11/40, Series 2007-PW16,
	Class AJ (a)	426,358

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
$500,000	5.888%, due 6/11/50, Series 2007-PW17,
	Class AJ (a)	$511,939
	Citigroup Commercial Mortgage Trust
140,000	5.701%, due 10/15/41, Series 2004-C2,
	Class H (a)(c)	127,716
	Colony American Homes
998,400	1.301%, due 5/17/31, Series 2014-1A,
	Class A (a)(c)	1,008,296
	Commercial Mortgage Trust
204,443	6.850%, due 8/15/33, Series 2000-C1,
	Class G (a)(c)	219,632
	Credit Suisse Commercial Mortgage Trust
40,734	5.669%, due 3/15/39, Series 2006-C2, Class A2 (a)	40,808
	Credit Suisse First Boston Mortgage Securities
424,000	4.891%, due 3/15/35, Series 2003-CPN1, Class E	424,460
430,000	5.600%, due 11/15/37, Series 2004-C5,
	Class H (a)(c)	344,215
	FFCA Secured Lending Corp.
873,015	7.850%, due 5/18/26, Series 1999-2, Class WA1C (c)	925,395
10,130	7.770%, due 9/18/27, Series 2000-1, Class A2 (c)	10,333
	GCCFC Commercial Mortgage Trust
810,000	4.799%, due 8/10/42, Series 2005-GG3, Class A4	819,649
	GE Business Loan Trust
	GE Commercial Mortgage Corporation Trust
465,000	5.606%, due 12/10/49, Series 2007-C1,
	Class AM	492,850
	Invitation Homes Trust
297,851	1.400%, due 12/17/30, Series 2013-SFR1,
	Class A (a)(c)	299,549
1,090,000	1.651%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	1,094,687
	JP Morgan Chase Commercial
	Mortgage Securities Trust
31,741	5.134%, due 5/15/47, Series 2006-LDP9, Class A2	32,015
820,000	5.337%, due 5/15/47, Series 2006-LDP9,
	Class AMS	827,523
164,319	5.447%, due 6/12/47, Series 2007-CB18,
	Class A3	167,182

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	LB-UBS Commercial Mortgage Securities Trust
$85,882	5.455%, due 11/15/30, Series 2005-C7, Class A3 (a)	$85,913
267,000	4.856%, due 2/15/40, Series 2005-C1, Class D	271,897
	Lehman Brothers Small Balance Commercial
276,961	1.100%, due 2/25/30, Series 2005-1A,
	Class B (a)(c)	228,493
	ML-CFC Commercial Mortgage Trust
500,000	5.879%, due 6/12/46, Series 2006-2, Class B (a)(c)	471,865
150,000	0.385%, due 6/12/50, Series 2007-7,
	Class AMFL (a)(c)	115,904
	Morgan Stanley Capital I Trust
16,399	4.970%, due 4/14/40, Series 2004-HQ4, Class A7	16,406
1,050,000	5.070%, due 12/13/41, Series 2005-T17,
	Class E (a)(c)	646,947
60,415	0.401%, due 4/12/49, Series 2007-HQ12,
	Class A2FL (a)	59,622
200,000	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	204,703
	Morgan Stanley Dean Witter Capital I Trust
536,892	6.000%, due 1/15/39, Series 2002-TOP7,
	Class H (c)	541,677
	Morgan Stanley Re-REMIC Trust
363,922	4.250%, due 12/19/40, Series 2011-KEYA,
	Class A1 (a)(c)	365,311
	Wachovia Bank Commercial Mortgage Trust
44,537	0.231%, due 6/15/20, Series 2007-WH8,
	Class A1 (a)(c)	44,261
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,590,326
739	5.414%, due 7/15/41, Series 2004-C12, Class A4 (a)	739
8,387	5.239%, due 10/15/44, Series 2005-C21,
	Class A4 (a)	8,768
410,000	5.368%, due 11/15/48, Series 2006-C29,
	Class AJ (a)	397,615
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $14,102,434)	14,332,902

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	CORPORATE NON-CONVERTIBLE BOND – 0.0%
	Norfolk Southern Corp.
$4,000	5.257%, due 9/17/14	$4,057
	Total Corporate Non-Convertible Bond
	(cost $4,032)	4,057

	MUNICIPAL BONDS – 11.7%
	Alaska – 0.2%
	Alaska Housing Finance Corp.
160,000	5.200%, due 6/1/33	160,858

	California – 0.3%
	California Housing Finance Agency
175,000	4.700%, due 8/1/24	176,687

	Florida – 0.7%
	Capital Trust Agency, Inc.
525,000	3.750%, due 12/1/26	470,426

	Georgia – 0.4%
	Georgia Housing & Finance Authority
225,000	4.250%, due 12/1/24	238,055

	Indiana – 0.2%
	Indiana Housing & Community Development Authority
125,000	4.550%, due 7/1/27	127,956

	Kentucky – 0.0%
	Kentucky Housing Corp.
10,000	3.000%, due 11/1/41	9,936

	Maryland – 0.2%
	Maryland Community Development Administration
120,000	4.000%, due 9/1/25	122,358

	Massachusetts – 1.8%
	Massachusetts Housing Finance Agency
425,000	4.782%, due 12/1/20	462,349
620,000	4.750%, due 12/1/23	656,537
		1,118,886

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Minnesota – 0.7%
	Minnesota Housing Finance Agency
$472,256	2.350%, due 3/1/43	$449,196

	New Hampshire – 0.8%
	New Hampshire Housing Finance Authority
465,000	3.750%, due 7/1/34	484,451

	New Jersey – 1.6%
	New Jersey Higher Education Assistance Authority
300,000	4.000%, due 12/1/23	313,629
	New Jersey Housing & Mortgage Finance Agency
350,000	1.960%, due 11/1/18	349,226
350,000	2.164%, due 11/1/19	346,175
		1,009,030
	North Carolina – 1.7%
	City of Charlotte NC Airport
775,000	4.557%, due 7/1/21	819,299
	North Caroling Housing Finance Agency
238,000	5.250%, due 7/1/38	251,316
		1,070,615
	Ohio – 0.0%
	Columbus Regional Airport Authority
25,000	4.000%, due 10/20/14	25,088

	Oregon – 0.8%
	State of Oregon Housing & Community
	Services Department
310,000	4.550%, due 1/1/24	327,958
185,000	5.000%, due 1/1/42	197,390
		525,348
	South Carolina – 0.5%
	South Carolina State Housing Finance
	& Development Authority
300,000	5.150%, due 7/1/37	312,549

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Tennessee – 1.1%
	Memphis Center City Revenue Finance Corp.
$220,000	2.950%, due 1/1/17	$227,405
445,000	4.180%, due 11/1/21	481,423
		708,828
	Texas – 0.5%
	Bexar County Housing Finance Corp.
327,107	5.375%, due 10/1/39	343,685

	Wisconsin – 0.2%
	Wisconsin Housing & Economic
	Development Authority
100,000	3.450%, due 4/1/20	105,062
	Total Municipal Bonds (cost $7,528,106)	7,459,014

	PRINCIPAL ONLY BOND – 0.4%
	South Carolina Student Loan Corp.
230,434	0.652%, due 1/25/41 (a)	230,434
	Total Principal Only Bond (cost $230,434)	230,434

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 7.8%
	FHLMC
29,739	8.850%, due 3/15/21, Series 129, Class H	33,638
145,428	3.250%, due 4/15/25, Series 3845, Class NA	149,832
31,591	3.500%, due 1/15/26, Series 3823, Class GA	33,177
47,979	3.500%, due 3/15/26, Series 3834, Class GA	50,409
502,758	2.000%, due 3/15/42, Series 4024, Class KP	513,238
323,124	2.000%, due 11/15/42, Series 4135, Class BQ	304,471
419,507	1.326%, due 10/25/44, Series T-62, Class 1A1 (a)	429,260
	FNMA
78,963	2.500%, due 8/25/21, Series 2012-8, Class LP	79,716
20,235	3.000%, due 9/25/37, Series 2010-34, Class JD	20,433
166,475	3.000%, due 10/25/38, Series 2010-137, Class MC	170,205
105,125	2.500%, due 10/25/39, Series 2010-118, Class DJ	107,102
33,667	2.000%, due 10/25/40, Series 2012-113, Class PB	32,711
397,514	3.000%, due 1/25/42, Series 2012-80, Class HD	403,338
548,122	1.000%, due 3/25/43, Series 2013-14, Class PB	538,982

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	GNMA
$706,070	1.250%, due 12/16/27, Series 2012-143, Class XC	$687,908
46,188	5.522%, due 6/20/37, Series 2008-55, Class WT (a)	49,761
47,235	4.000%, due 10/20/38, Series 2009-75, Class LC	49,527
332,556	3.500%, due 9/16/39, Series 2010-144, Class DK	345,041
144,939	2.500%, due 9/20/39, Series 2010-150, Class GD	146,284
	GNMA II
410,276	3.500%, due 10/20/42, #MA0456	425,111
390,560	3.500%, due 11/20/42, #MA0528	404,682
	Total Residential Mortgage-Backed Securities –
	Agency (cost $4,996,277)	4,974,826

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 17.3%
	Aames Mortgage Trust
15,960	4.500%, due 3/25/33, Series 2002-2, Class A2	15,809
	Accredited Mortgage Loan Trust
122,891	0.890%, due 10/25/33, Series 2003-2, Class A3 (a)	109,411
	American Home Mortgage Investment Trust
68,725	0.890%, due 10/25/34, Series 2004-3, Class 1A (a)	68,691
	Ameriquest Mortgage Securities, Inc.
4,967	0.890%, due 11/25/34, Series 2004-R11, Class A2 (a)	4,945
	Amortizing Residential Collateral Trust
12,688	0.730%, due 7/25/32, Series 02-BC4, Class A (a)	11,729
31,081	0.790%, due 8/25/32, Series 02-BC6, Class A1 (a)	30,019
	AMRECSO Residential Securities
	Mortgage Loan Trust
447,136	7.300%, due 2/25/28, Series 1998-2, Class A5 (a)	447,042
150,057	0.630%, due 7/25/28, Series 1998-3, Class A7 (a)	140,654
	Argent Securities, Inc.
55,274	2.775%, due 3/25/34, Series 2003-W7, Class M2 (a)	50,307
236,090	0.790%, due 6/26/34, Series 2004-W9, Class A2 (a)	219,359
	Asset Backed Funding Certificates
24,731	0.500%, due 7/25/35, Series 2005-OPT1,
	Class A1MZ (a)	24,342
	Banc of America Funding Corp.
46,376	2.089%, due 1/26/37, Series 2009-R6,
	Class 3A1 (a)(c)	46,602

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Banc of America Large Loan
$300,000	4.959%, due 12/20/41, Series 2010-UB4,
	Class A4B (a)(c)	$301,500
	Banc of America Mortgage Securities, Inc.
58,209	5.141%, due 12/25/34, Series 2004-K,
	Class 4A1 (a)	58,043
	BCAP LLC Trust
89,587	2.725%, due 11/26/36, Series 2011-RR2,
	Class 2A3 (a)(c)	89,752
	Bear Stearns Asset Backed Securities Trust
7,994	0.810%, due 10/25/32, Series 2002-2, Class A-1 (a)	7,636
11,332	5.500%, due 10/25/33, Series 2003-AC5,
	Class A2 (a)	11,762
430,138	0.890%, due 1/25/34, Series 2003-ABF1,
	Class A (a)	415,350
	Bear Stearns Mortgage Securities, Inc.
143,598	6.369%, due 3/25/31, Series 1997-6, Class 1A (a)	151,639
	Carrington Mortgage Loan Trust
498,494	0.250%, due 6/25/37, Series 07-HE1, Class A1 (a)	493,759
	Centex Home Equity Loan Trust
45,048	4.250%, due 12/25/31, Series 2003-A,
	Class AF4 (a)	45,240
9,175	4.660%, due 12/25/32, Series 2002-D,
	Class AF6 (a)	9,321
	Chase Mortgage Finance Corp.
719,409	5.500%, due 10/25/33, Series 2003-S11, Class 3A1	735,349
	Citigroup Mortgage Loan Trust, Inc.
13,525	0.560%, due 12/25/33, Series 2003-HE4,
	Class A (a)(c)	13,512
	Cityscape Home Equity Loan Trust
222,876	7.910%, due 5/25/28, Series 1997-B,
	Class A6	158,242
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1	283,662
	Countrywide Alternative Loan Trust
21,441	5.500%, due 11/25/35, Series 2005-54CB,
	Class 1A7	22,459
68,178	5.500%, due 12/25/35, Series 2005-64CB,
	Class 1A7	70,490

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Countrywide Home Loans
$34,038	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	$34,785
7,436	5.500%, due 11/25/35, Series 2005-J4, Class A3	7,449
	Credit-Based Asset Servicing and Securitization
27,195	3.950%, due 2/25/33, Series 2003-CB1,
	Class AF (a)	27,034
	Delta Funding Home Equity Loan Trust
41,544	0.570%, due 6/25/27, Series 1997-2, Class A7 (a)	39,142
	Encore Credit Receivables Trust
630,000	0.640%, due 10/25/35, Series 2005-3, Class M2 (a)	604,047
	Equity One Mortgage Pass-Through Trust
358,984	0.400%, due 7/25/34, Series 2004-2, Class AV2 (a)	302,505
	GMAC Mortgage Corp. Loan Trust
353,754	0.590%, due 12/25/26, Series 2001-HE2,
	Class 1A1 (a)	306,298
	GSMPS Mortgage Loan Trust
68,816	7.500%, due 1/25/35, Series 2005-RP1,
	Class 1A2 (c)	71,780
	HSI Asset Securitization Corp. Trust
25,000	0.440%, due 1/25/36, Series 2006-OPT2,
	Class 2A4 (a)	23,795
	Impac CMB Trust
484,725	5.216%, due 12/25/32, Series 2002-9F, Class A1 (a)	492,034
	Impac Secured Assets Corp.
4,600	7.680%, due 8/25/32, Series 2002-3, Class M2 (a)	4,608
	Irwin Home Equity Loan Trust
419,876	5.420%, due 6/25/35, Series 2005-1, Class M1	422,975
	Mastr Specialized Loan Trust
94,133	5.150%, due 7/25/35, Series 2005-02,
	Class A2 (a)(c)	94,480
	Mellon Residential Funding Corp.
138,880	2.609%, due 10/20/29, Series 1999-TBC3,
	Class A2 (a)	141,164
	Merrill Lynch Mortgage Synthetic
650,000	0.916%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(c)	602,827
	PPT Asset-Backed Certificates
496,601	5.690%, due 8/25/35, Series 2004-1, Class A	509,990

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Residential Asset Securities Corp. Trust
$513,467	0.270%, due 2/25/37, Series 2007-KS2,
	Class AI2 (a)	$501,437
	Residential Asset Mortgage Products, Inc.
402,626	5.800%, due 10/25/33, Series 2003-RS9, Class MI1	384,031
124,458	1.050%, due 8/25/34, Series 2004-RS8,
	Class MII1 (a)	117,164
	Residential Funding Mortgage Securities I
81,701	3.558%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	72,102
	Saxon Asset Securities Trust
19,567	1.275%, due 12/25/32, Series 2002-3, Class M1 (a)	18,237
27,117	0.690%, due 3/25/35, Series 2004-1, Class A (a)	22,955
	Structured Adjustable Rate Mortgage Loan Trust
143,504	0.795%, due 3/25/35, Series 2005-6XS,
	Class A4 (a)	140,402
	Structured Asset Securities Corp.
134,443	0.730%, due 1/25/33, Series 2002-HF1,
	Class A (a)	124,524
166,235	1.125%, due 12/25/33, Series 2003-S2,
	Class M1A (a)	157,635
498,704	5.370%, due 12/25/33, Series 2003-S2,
	Class M1F (a)	500,541
663,508	5.000%, due 3/25/35, Series 2005-4XS, Class 1A3	684,414
	UCFC Home Equity Loan
17,442	6.905%, due 4/15/30, Series 1998-D, Class MF1	18,042
	Washington Mutual Mortgage Securities Corp.
90,136	1.951%, due 2/27/34, Series 2002-AR2,
	Class A (a)	89,563
	Wells Fargo Mortgage Backed Securities Trust
462,567	2.615%, due 1/25/35, Series 04-DD, Class 1A1 (a)	466,110
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $10,637,202)	11,018,696

	U.S. GOVERNMENT AGENCIES – 0.8%
	Aurora Military Housing LLC
500,000	5.350%, due 12/15/25	543,095
	Total U.S. Government Agencies
	(cost $553,244)	543,095

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	U.S. TREASURY SECURITIES – 9.3%
	United States Treasury Note
$500,000	2.625%, due 7/31/14	$502,119
5,400,000	2.125%, due 11/30/14	5,455,053
	Total U.S. Treasury Securities
	(cost $5,957,421)	5,957,172

	SHORT-TERM INVESTMENTS – 19.7%
	Private Placement Participation Agreements – 5.4%
1,074,323	Abington Emerson Reo III, 9.000%, 12/31/16 (d)(e)	1,074,323
	Basepoint Merchant Lending Trust
1,640,671	9.500%, due 5/31/15, Series SPL-II (d)(f)	1,640,671
740,359	BasePoint – BP GFM Trust
	10.000%, 5/5/17 (d)(g)	740,359
	Total Private Placement
	Participation Agreements (cost $3,455,353)	3,455,353

	Repurchase Agreements – 12.7%
3,067,500	RBC Capital Markets Corp.
	0.000%, dated 5/27/14, matures 6/3/14,
	repurchase price $3,067,500,
	collateralized by U.S. Treasury securities (h)	3,067,500
5,062,500	RBC Capital Markets Corp.
	0.000%, dated 5/27/14, matures 6/3/14,
	repurchase price $5,062,500,
	collateralized by U.S. Treasury securities (h)	5,062,500
	Total Repurchase Agreements (cost $8,130,000)	8,130,000

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

SCHEDULE OF INVESTMENTS at May 31, 2014 (Unaudited), Continued

Principal
Amount/Shares		Value
	Money Market Fund – 1.6%
$1,036,995	First American Government Obligations Fund –
	Class Z, 0.01% (b)	$1,036,995
	Total Money Market Fund (cost $1,036,995)	1,036,995
	Total Short-Term Investments (cost $12,622,348)	12,622,348
	Total Investments (cost $71,743,770) – 112.9%	72,057,106
	Liabilities less Other Assets – (12.9)%	(8,238,466)
	TOTAL NET ASSETS – 100.0%	$63,818,640

(a)	Variable rate security. Rate shown reflects the rate in effect at May 31, 2014.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2014.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2014, the value of these investments was $10,244,971 or 16.1% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of May 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Abington Emerson Reo III.
(f)	Agreement is illiquid as of May 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint Merchant Lending Trust, Series SPL-II.
(g)	Agreement is illiquid as of May 31, 2014. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint – BP GFM Trust.
(h)	The Fund has sold the collateral related to the repurchase agreements held, and with the proceeds, purchased a portion of the U.S. Treasury securities included in the schedule of investments.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Mortgage Trust
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2014 (Unaudited)

Principal
Amount/Shares		Value
	U.S. TREASURY SECURITIES – 12.8%
	United States Treasury Note
$5,000,000	2.000%, due 7/31/20	$5,047,655
3,000,000	2.750%, due 11/15/23	3,089,532
	Total U.S. Treasury Securities
	(proceeds $7,972,063)	8,137,187
	Total Securities Sold Short
	(proceeds $7,972,063)	$8,137,187

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $72,986,401 and
$71,743,770, respectively)	$73,933,216	$72,057,106
Cash	2,672	—
Receivables
Fund shares issued	3,103,666	—
Securities sold	811,833	419,132
Interest	190,717	298,674
Prepaid and other expenses	43,035	9,380
Total assets	78,085,139	72,784,292

LIABILITIES
Securities sold short (proceeds $7,972,063)	—	8,137,187
Payables
Distributions	55,278	—
Investments purchased	9,694,448	—
Fund shares redeemed	18,143	106
Due to Custodian	—	716,247
Interest on securities sold short	—	37,237
Due to Adviser	10,946	11,675
12b-1 fees	1,909	1,852
Custody fees	748	4,165
Administration and fund accounting fees	35,570	14,737
Transfer agent fees and expenses	16,175	10,135
Audit fees	25,868	8,912
Shareholder reporting	3,863	6,170
Pricing fees	4,269	12,285
Chief Compliance Officer fee	4,972	1,525
Legal fees	2,081	2,812
Accrued expenses	—	607
Total liabilities	9,874,270	8,965,652
NET ASSETS	$68,210,869	$63,818,640

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2014 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$2,918,432	$929,699
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	265,696	90,614
Net asset value, offering and
redemption price per share	$10.98	$10.26
Institutional Class
Net assets applicable to shares outstanding	$65,292,437	$62,888,941
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	5,942,146	6,122,738
Net asset value, offering and
redemption price per share	$10.99	$10.27

COMPONENTS OF NET ASSETS
Paid-in capital	$66,772,905	$63,550,973
Accumulated net investment income/(loss)	(78,946)	26,568
Accumulated net realized gain from investments	570,095	92,887
Net unrealized appreciation on:
Investments	946,815	313,336
Securities sold short	—	(165,124)
Net assets	$68,210,869	$63,818,640

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2014 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$1,281,039	$877,680
Total income	1,281,039	877,680

Expenses
Advisory fees (Note 4)	90,497	110,414
Administration and fund
accounting fees (Note 4)	43,157	44,495
Transfer agent fees and expenses (Note 4)	25,968	13,338
Registration fees	21,742	4,928
Audit fees	10,468	8,912
Pricing fees	6,761	30,075
Chief Compliance Officer fee (Note 4)	5,987	9,791
Custody fees (Note 4)	4,243	5,975
Legal fees	3,046	8,155
12b-1 fees – Investor Class (Note 5)	3,020	1,180
Trustees fees	2,375	3,538
Printing and mailing expense	2,312	6,764
Miscellaneous	1,802	6,930
Insurance expense	438	458
Total expenses before interest on
short positions	221,816	254,953
Interest expense on
securities sold short	—	83,462
Less: Advisory fees waived
by Adviser (Note 4)	(67,967)	(64,481)
Net expenses	153,849	273,934
Net investment income	1,127,190	603,746

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	570,146	180,052
Securities sold short	—	(1,642)
Net change in unrealized appreciation on:
Investments	472,220	248,959
Securities sold short	—	(76,999)
Net realized and unrealized gain on
investments and securities sold short	1,042,366	350,370
Net Increase in Net Assets
Resulting from Operations	$2,169,556	$954,116

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	July 22, 2013*
	May 31, 2014	through
	(Unaudited)	November 30, 2013
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,127,190	$124,910
Net realized gain from investments	570,146	97,890
Net change in unrealized
appreciation on investments	472,220	474,595
Net increase in net assets
resulting from operations	2,169,556	697,395

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(67,065)	(13,397)
Institutional Class	(1,144,750)	(121,568)
From net realized gain on investments
Investor Class	(5,327)	—
Institutional Class	(76,880)	—
Total distributions to shareholders	(1,294,022)	(134,965)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares (a)	33,791,028	32,981,877
Total increase in net assets	34,666,562	33,544,307

NET ASSETS
Beginning of Period	33,544,307	—
End of Period	$68,210,869	$33,544,307
Accumulated net investment income/(loss)	$(78,946)	$5,679

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)A summary of share transactions is as follows:

Investor Class
	Six Months Ended		July 22, 2013* through
	May 31, 2014 (Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	102,411	$1,111,846	276,849	$2,909,851
Shares issued on
reinvestments
of distributions	6,488	70,342	1,256	13,397
Shares redeemed	(119,348)	(1,284,804)	(1,960)	(20,666)
Net increase/(decrease)	(10,449)	$(102,616)	276,145	$2,902,582

Institutional Class
	Six Months Ended		July 22, 2013* through
	May 31, 2014 (Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,713,959	$40,567,518	2,929,268	$30,966,718
Shares issued on
reinvestments
of distributions	103,638	1,124,390	11,377	121,568
Shares redeemed	(719,135)	(7,798,264)	(96,961)	(1,008,991)
Net increase	3,098,462	$33,893,644	2,843,684	$30,079,295

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2014	Year Ended
	(Unaudited)	November 30, 2013
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$603,746	$679,571
Net realized gain from investments
and securities sold short	178,410	94,841
Net change in unrealized
appreciation/(depreciation) from
investments and securities sold short	171,960	(307,292)
Net increase in net assets
resulting from operations	954,116	467,120

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(7,468)	(15,213)
Institutional Class	(569,926)	(732,945)
From net realized gain on investments
Investor Class	(2,429)	(2,616)
Institutional Class	(102,393)	(66,022)
Total distributions to shareholders	(682,216)	(816,796)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net
change in outstanding shares (a)	10,992,058	28,998,243
Total increase in net assets	11,263,958	28,648,567

NET ASSETS
Beginning of Period	52,554,682	23,906,115
End of Period	$63,818,640	$52,554,682
Accumulated net investment income	$26,568	$216

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)A summary of share transactions is as follows:

Investor Class
	Six Months Ended		Year Ended
	May 31, 2014 (Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	15,008	$153,537	146,301	$1,507,378
Shares issued on
reinvestments
of distributions	869	8,876	1,730	17,772
Shares redeemed	(39,959)	(407,647)	(115,682)	(1,191,817)
Net increase/(decrease)	(24,082)	$(245,234)	32,349	$333,333

Institutional Class
	Six Months Ended		Year Ended
	May 31, 2014 (Unaudited)		November 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,527,903	$15,569,852	4,566,440	$46,763,443
Shares issued on
reinvestments
of distributions	57,524	588,692	75,535	776,117
Shares redeemed	(481,788)	(4,921,252)	(1,839,065)	(18,874,650)
Net increase	1,103,639	$11,237,292	2,802,910	$28,664,910

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months Ended		July 22, 2013*
	May 31, 2014		through
	(Unaudited)		November 30, 2013
Net asset value, beginning of period	$10.75		$10.00

Income from investment operations:
Net investment income	0.29	^	0.08
Net realized and unrealized
gain on investments	0.27		0.75
Total from investment operations	0.56		0.83

Less distributions:
From net investment income	(0.30)		(0.08)
From net realized gain on investments	(0.03)		—
Total distributions	(0.33)		(0.08)

Net asset value, end of period	$10.98		$10.75

Total return	5.23	%+	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,918		$2,969
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.35	%++	3.80	%++
After fee waiver and expense reimbursement	1.00	%++	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver and expense reimbursement	5.01	%++	1.45	%++
After fee waiver and expense reimbursement	5.36	%++	4.25	%++
Portfolio turnover rate	104.49	%+	114.49	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months Ended		July 22, 2013*
	May 31, 2014		through
	(Unaudited)		November 30, 2013
Net asset value, beginning of period	$10.75		$10.00

Income from investment operations:
Net investment income	0.30	^	0.08
Net realized and unrealized
gain on investments	0.28		0.75
Total from investment operations	0.58		0.83

Less distributions:
From net investment income	(0.31)		(0.08)
From net realized gain on investments	(0.03)		—
Total distributions	(0.34)		(0.08)

Net asset value, end of period	$10.99		$10.75

Total return	5.46	%+	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$65,293		$30,576
Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.09	%++	3.65	%++
After fee waiver and expense reimbursement	0.75	%++	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver and expense reimbursement	5.28	%++	1.54	%++
After fee waiver and expense reimbursement	5.62	%++	4.44	%++
Portfolio turnover rate	104.49	%+	114.49	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
	Six Months				December 23,
	Ended				2010*
	May 31,		Year Ended		through
	2014		November 30,		November 30,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$10.23		$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.08		0.13 ^	0.11 ^	0.14	^
Net realized and unrealized
gain/(loss) on investments	0.05		(0.11)	0.27	0.25
Total from investment operations	0.13		0.02	0.38	0.39

Less distributions:
From net investment income	(0.08)		(0.15)	(0.13)	(0.14)
From net realized gain
on investments	(0.02)		(0.03)	(0.11)	—
Total distributions	(0.10)		(0.18)	(0.24)	(0.14)

Net asset value, end of period	$10.26		$10.23	$10.39	$10.25

Total return	1.30	%+	0.18%	3.84%	3.89	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$930		$1,173	$856	$207
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	2.37	%++	2.91%	3.40%	8.07	%++
After fee waiver and
expense reimbursement#	0.85	%++	0.85%	0.85%	0.85	%++

Ratio of interest expense on
securities sold short	0.26	%++	0.07%	0.00%	0.00	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	0.38	%++	(0.69)%	(1.47)%	(5.70	)%++
After fee waiver and
expense reimbursement	1.64	%++	1.30%	1.08%	1.52	%++
Portfolio turnover rate	39	%+	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excludes interest expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months				December 23,
	Ended				2010*
	May 31,		Year Ended		through
	2014		November 30,		November 30,
	(Unaudited)		2013	2012	2011
Net asset value, beginning of period	$10.24		$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.09		0.16 ^	0.14 ^	0.16	^
Net realized and unrealized
gain/(loss) on investments	0.05		(0.12)	0.27	0.26
Total from investment operations	0.14		0.04	0.41	0.42

Less distributions:
From net investment income	(0.09)		(0.17)	(0.16)	(0.16)
From net realized gain
on investments	(0.02)		(0.03)	(0.11)	—
Total distributions	(0.11)		(0.20)	(0.27)	(0.16)

Net asset value, end of period	$10.27		$10.24	$10.40	$10.26

Total return	1.42	%+	0.42%	4.10%	4.22	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$62,889		$51,382	$23,050	$6,478
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.05	%++	1.15%	2.51%	4.27	%++
After fee waiver and
expense reimbursement#	0.60	%++	0.60%	0.60%	0.60	%++

Ratio of interest expense on
securities sold short	0.26	%++	0.08%	0.00%	0.00	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	1.73	%++	1.09%	(0.58)%	(1.97	)%++
After fee waiver and
expense reimbursement	1.92	%++	1.56%	1.33%	1.70	%++
Portfolio turnover rate	39	%+	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excludes interest expense on securities sold short.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  The Funds currently offer Investor Class and Institutional Class.  The MBS Total Return Fund’s Investor Class and Institutional Class commenced operations on July 22, 2013.  The Short Duration Fund’s Investor Class and Institutional Class commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

amortized over the life of the respective security. Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The MBS Total Return Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.   The Short Duration Fund distributes substantially all net investment income, if any, daily and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  All of the Rule 144a securities held by the Funds at May 31, 2014 have been deemed liquid by the Adviser.

E.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, the Short Duration Fund enters into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Fund, through the custodian, takes possession of securities collateralizing the repurchase agreement.  The Fund entered into repurchase agreements on May 27, 2014, and received U.S. Treasury Securities as collateral.  As of May 31, 2014, the Fund had sold the

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

collateral relating to the May 27, 2014 repurchase agreements, and with the proceeds, purchased a portion of the U.S. Treasury securities included in the Schedule of Investments.  The value of the Fund’s obligation to return repurchase agreement related collateral is as stated in the statement of assets and liabilities and is reflected as a liability for securities sold short.  Interest payments made by the Fund relating to the May 27, 2014 repurchase agreements are reflected as interest expense in the statement of operations.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the statements of assets and liabilities:

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
		in the	in the	Offset in the Statement
	Gross	Statements	Statement	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
Repurchase
Agreements	$8,130,000	$ —	$8,130,000	$ —	$8,130,000	$ —
	$8,130,000	$ —	$8,130,000	$ —	$8,130,000	$ —
F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or  less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2014:

MBS Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$77,661	$—	$77,661
Commercial Mortgage-Backed
Securities – Agency	—	92,921	—	92,921
Commercial Mortgage-Backed
Securities – Non-Agency	—	12,324,962	—	12,324,962
Residential Mortgage-Backed
Securities – Agency	—	500,970	—	500,970
Residential Mortgage-Backed
Securities – Non-Agency	—	43,039,504	—	43,039,504
U.S. Government Agencies	—	3,604,845	—	3,604,845
Total Fixed Income	—	59,640,863	—	59,640,863
Short-Term Securities	14,292,353	—	—	14,292,353
Total Investments	$14,292,353	$59,640,863	$—	$73,933,216

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Short Duration Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$—	$3,419,817	$—	$3,419,817
Commercial Mortgage-Backed
Securities – Agency	—	10,964,378	—	10,964,378
Commercial Mortgage-Backed
Securities – Non-Agency	—	14,863,269	—	14,863,269
Corporate Non-
Convertible Bond	—	4,057	—	4,057
Municipal Bonds	—	7,459,014	—	7,459,014
Principal Only Bond	—	230,434	—	230,434
Residential Mortgage-Backed
Securities – Agency	—	4,974,826	—	4,974,826
Residential Mortgage-Backed
Securities – Non-Agency	—	11,018,696	—	11,018,696
U.S. Government Agencies	—	543,095	—	543,095
U.S. Treasury Securities	—	5,957,172	—	5,957,172
Total Fixed Income	—	59,434,758	—	59,434,758
Private Placement
Participation Agreements	—	—	3,455,353	3,455,353
Money Market Fund	1,036,995	—	—	1,036,995
Repurchase Agreements	—	8,130,000	—	8,130,000
Total Assets	$1,036,995	$67,564,758	$3,455,353	$72,057,106
Liabilities:
Securities Sold Short	$—	$8,137,187	—	$8,137,187
Total Liabilities	$—	$8,137,187	—	$8,137,187

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

	Investments in Securities, at Value
	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities – Agency	Securities – Non-Agency
Balance as of November 30, 2013	$101,378	$369,674
Accrued discounts/premiums	(204)	5,491
Realized gain/(loss)	(215)	3,342
Change in unrealized
appreciation/(depreciation)	3,254	(1,598)
Purchases	224	—
Sales	(3,797)	(16,042)
Transfers in and/or out of Level 3	(100,640)	(360,867)
Balance as of May 31, 2014	$—	$—

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in
Securities, at Value
Private Placement
Participation Agreements
Balance as of November 30, 2013	$1,668,741
Accrued discounts/premiums	—
Realized gain/(loss)	(18)
Change in unrealized appreciation/(depreciation)	—
Purchases	3,000,000
Sales	(1,213,370)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2014	$3,455,353

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2014, and still classified as level 3 was $0.

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Significant unobservable valuation inputs for material level 3 securities as of May 31, 2014, are as follows:

Investments	Value at	Valuation	Unobservable
in Securities	5/31/14	Technique(s)	Input	Input Values
Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 9.5%, which was approximately 5%
Agreements –			par based on	higher than the current yield of the Barclays
Abington			deal cash flow,	Capital High Yield Loan Index. In our view,
Emerson		Valued	illiquidity and	the credit quality of the loan participation is
Reo III	$1,074,323	at par	short maturity.	higher than the average quality of the Index
from a combination of 15% subordination,
approximately 50% overcollateralization, and
accesss to timely loan cash flow information.

The liquidity of the loan participation is materially lower than the index constituent liquidity, however, that is partially offset by the approximate 1.2 year average life. A yield spread of 5% was appropriate at the time of purchase and remains appropriate. Since purchase, cash flows have been as expected with no asset quality deterioration. As of 5/31, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at par	was 8%, which was approximately 3.5%
Agreements –			based on deal	higher than the current yield of the Barclays
Basepoint –			cash flow,	Capital High Yield Loan Index. In our view,
BP GFM		Valued	illiquidity and	the credit quality of the loan participation is
Trust	$740,359	at par	short maturity.
higher than the average quality of the Index from a combination of significant subordination, overcollateralization, strong experience and financial wherewithal of sponsors, and uniquely diversified collateral consisting of consumer installment loans provided to government employees in Mexico. The liquidity of the loan participation is materially lower than the Index constituent liquidity, however, that is partially offset by the approximate 1.2 year average life. A yield spread of 3.5% was appropriate at the time of purchase and remains appropriate. Since purchase, cash flows have been as expected with no asset quality deterioration. As of 5/31, the Index current yield remains roughly unchanged and a price of par results in the same yield spread.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 9%, which was approximately 4.5%
Agreements –			par based on	higher than the current yield of the Barclays
Basepoint			deal cash flow,	Capital High Yield Loan Index (“Barclays
Merchant		Valued	illiquidity and	Loan Index”). The credit quality of the loan
Lending Trust	$1,640,671	at par	short maturity.	participation is higher than the average
quality of the Barclays Loan Index from a
combination of 5% subordination,
transaction structure allowing losses more
than 3 times greater than base case before
any interest rate impairment and over 4.5
times before any principal impairment. The
liquidity of the loan participation is
materially lower than the Barclays Loan
Index constituent liquidity, however, that is
largely offset by the approximate 1.5 year
average life. A yield spread of 4.5% was
appropriate at the time of purchase and
remains appropriate. Since purchase, cash
flows have been as expected with no asset
quality deterioration. As of 5/31/14, the
Barclays Loan Index current yield remains
approximately the same as the time of
purchase (+444 basis point spread over its
benchmark, LIBOR), and a price of par
results in a very similar spread to the
Barclays Loan Index.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended May 31, 2014, Semper Capital Management, L.P. (the “Adviser”) provided the Funds with investment management services under an investment advisory agreement.  The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the six months ended May 31, 2014, the MBS Total Return Fund and the Short Duration Fund incurred $90,497 and $110,414 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.00% and 0.75% of the average

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

daily net assets of the MBS Total Return Fund’s Investor Class and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended May 31, 2014, the Adviser reduced its fees in the amount of $67,967 and $64,481 for the MBS Total Return Fund and the Short Duration Fund, respectively.  No amounts were reimbursed to the Adviser.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

	MBS Total Return Fund	Short Duration Fund
Year	Amount	Amount
2014	—	$210,311
2015	—	193,076
2016	$81,728	175,807
2017	67,697	64,481
	$149,425	$643,675

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

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NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

For the six months ended May 31, 2014, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$43,157	$44,495
Transfer Agency (excludes
out-of-pocket expenses)	15,748	7,771
Custody	4,243	5,975
Chief Compliance Officer	5,987	9,791

At May 31, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$35,570	$14,737
Transfer Agency (excludes
out-of-pocket expenses)	13,557	5,488
Custody	748	4,165
Chief Compliance Officer	4,972	1,525

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2014, the Investor Class paid the Distributor $3,020 and $1,180 for the MBS Total Return Fund and the Short Duration Fund, respectively.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows.

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$59,181,618	$22,289,606	$18,663,395	$17,813,850
Short Duration Fund	29,092,015	19,353,253	1,589,994	1,845,441

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2014 and the year ended November 30, 2013 was as follows:

	MBS Total Return Fund		Short Duration Fund
	May 31, 2014	Nov. 30, 2013	May 31, 2014	Nov. 30, 2013
Ordinary income	$1,294,022	$134,965	$577,394	$812,271
Long-term
capital gains	—	—	104,822	9,371

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2013, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$21,645,577	$56,445,547
Gross unrealized appreciation	553,237	636,197
Gross unrealized depreciation	(78,642)	(659,945)
Net unrealized appreciation (a)	474,595	(23,748)
Undistributed ordinary income	87,835	216
Undistributed long-term capital gain	—	104,793
Total distributable earnings	87,835	105,009
Other accumulated gains/(losses)	—	(85,494)
Total accumulated earnings/(losses)	$562,430	$(4,233)

(a)	Book basis and tax basis net unrealized appreciation and cost are the same.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2014 (Unaudited), Continued

For tax purposes, the current year post October-loss was $85,494 (realized during the period November 1, 2013 through November 30, 2013) in the Short Duration Fund.  This loss will be recognized for tax purposes on the first business day of the Short Duration Fund’s next fiscal year, December 1, 2013.

NOTE 8 – REPORT OF THE SHORT DURATION FUND’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Semper Short Duration Fund, a series of Forum Funds (the “Target Fund”), took place on March 17, 2014 to approve a proposed Agreement and Plan of Reorganization for the Target Fund, whereby the Semper Short Duration Fund, a series of Advisors Series Trust (the “Acquiring Fund”), would acquire all of the assets and liabilities of the Target Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Target Fund to its shareholders, in complete liquidation and dissolution of the Target Fund (the “Proposal”).

All Target Fund shareholders of record at the close of business on January 21, 2014 were entitled to vote.  As of the record date, the Target Fund had 6,484,841 shares outstanding.  Of the 4,615,281 shares present in person or by proxy at the meeting on March 17, 2014: 4,615,281 or 100% voted in favor of the Proposal (representing 71.17% of total outstanding shares); no shares were voted against the Proposal; and no shares abstained from voting.  Accordingly, the Proposal was approved.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 3-5, 2013, the Board of Trustees (the “Board”) of Advisors Series Trust (the “Trust”), including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the initial investment advisory agreement (the “Advisory Agreement”) between the Trust and Semper Capital Management, L.P. (the “Adviser”) for the Semper Short Duration Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services expected to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund, noting that the Adviser currently serves as investment adviser to another mutual fund within the Trust.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an

SEMPER SHORT DURATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

annual expense ratio, excluding acquired fund fees and expenses, of 0.60% for Institutional Class shares and 0.85% for Investor Class shares (the “Expense Caps”).

The Board noted that the Fund’s expected total operating expenses with respect to the Institutional Class shares were below the peer group median and average, while the Fund’s expected total operating expenses with respect to the Investor Class shares were above the peer group median and average.  The Board also noted that the expected contractual advisory fee was below the peer group median and average.  The Board also considered that the expected contractual advisory fee was modestly higher than the fees charged by the Adviser to institutional separate accounts with substantially similar objectives, policies, strategies and risks as the Fund.  In assessing the reasonableness of the advisory fee as compared to the fees charged to similarly managed separate accounts, the Board took into account differences in services and business structure that account for differences in fees.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Caps.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the expected profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund, such as benefits received in exchange for Rule 12b-1 fees.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/ Douglas G. Hess
Douglas G. Hess, President

Date 8/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date 8/6/14

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date 8/6/14

* Print the name and title of each signing officer under his or her signature